Goodwill - Summary of goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	$ 912	$ 1,037
Adjustment on currency translation	10	(125)
Goodwill at end of period	922	912
Cost [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	15,861	17,942
Goodwill at end of period	16,926	15,861
Accumulated impairment [Member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill at beginning of period	(14,949)	(16,905)
Goodwill at end of period	$ (16,004)	$ (14,949)